Vanguard® European Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.0%)
Austria (0.6%)
	Erste Group Bank AG	683,456	62,498
[1]	BAWAG Group AG	190,215	24,007
	OMV AG	347,888	17,717
[2]	Verbund AG	160,634	11,961
	ANDRITZ AG	158,360	11,020
	Raiffeisen Bank International AG	310,426	8,963
	Wienerberger AG	257,816	8,643
	voestalpine AG	288,093	7,931
	Vienna Insurance Group AG Wiener Versicherung Gruppe	86,643	4,572
	DO & Co. AG	18,479	4,169
	Strabag SE	41,726	3,923
	UNIQA Insurance Group AG	264,776	3,815
[2]	Oesterreichische Post AG	79,238	2,764
	EVN AG	89,289	2,413
	Telekom Austria AG	185,696	1,968
[2]	CA Immobilien Anlagen AG	67,916	1,809
*	CPI Europe AG	79,309	1,647
	Porr AG	42,299	1,422
	Palfinger AG	32,491	1,351
*,2	Lenzing AG	45,252	1,266
*,2	AT&S Austria Technologie & Systemtechnik AG	60,636	1,219
[2]	Schoeller-Bleckmann Oilfield Equipment AG	24,808	821
	Agrana Beteiligungs AG	24,019	320
*	Eurotelesites AG	52,408	307
			186,526
Belgium (1.7%)
	Anheuser-Busch InBev SA NV	2,349,220	135,063
*	Argenx SE	148,546	99,768
	UCB SA	291,383	62,605
	KBC Group NV	551,381	57,511
	Ageas SA	447,204	30,406
	Groupe Bruxelles Lambert NV	192,518	16,094
	Syensqo SA	170,480	13,512
	Ackermans & van Haaren NV	52,077	12,774
	Elia Group SA	107,329	12,383
	Sofina SA	34,986	10,713
	Warehouses De Pauw CVA	434,988	10,151
	D'ieteren Group	50,157	9,908
	Aedifica SA	115,763	8,519
	Lotus Bakeries NV	978	8,268
	Cofinimmo SA	92,602	8,038
	Financiere de Tubize SA	47,084	7,919
	Umicore SA	457,988	7,238
	KBC Ancora	91,418	6,646
	Azelis Group NV	426,459	6,626
	Solvay SA	174,129	5,456
	Melexis NV	49,335	3,773
	Montea NV	50,449	3,756
	Fagron	150,209	3,714
	VGP NV	32,273	3,394
	Bekaert SA	78,921	3,251
	Xior Student Housing NV	89,469	3,157
[2]	Shurgard Self Storage Ltd. (XBRU)	77,078	3,059
	Gimv NV	60,096	2,880
	Colruyt Group NV	65,885	2,814
	Proximus SADP	307,027	2,551
	Deme Group NV	15,881	2,377
	Barco NV	144,336	2,250
	Retail Estates NV	28,151	2,091

		Shares	Market Value ($000)
	Kinepolis Group NV	34,060	1,409
	Tessenderlo Group SA	46,460	1,382
*	Ontex Group NV	141,234	1,095
	Vastned NV	25,253	854
*	bpost SA	245,922	616
			574,021
Denmark (2.9%)
	Novo Nordisk A/S Class B	7,764,637	361,117
	DSV A/S	464,507	104,089
	Danske Bank A/S	1,570,587	62,307
	Novonesis Novozymes B Class B	845,882	54,726
	Vestas Wind Systems A/S	2,454,897	44,822
*	Genmab A/S	151,585	32,636
	Pandora A/S	188,276	31,084
	Carlsberg A/S Class B	223,678	27,885
	Coloplast A/S Class B	299,384	27,343
	AP Moller - Maersk A/S Class B	9,823	19,398
	Tryg A/S	748,245	18,049
*,1	Orsted A/S	356,718	16,813
	Ringkjoebing Landbobank A/S	60,916	13,429
[2]	AP Moller - Maersk A/S Class A	6,447	12,650
*	NKT A/S	130,724	11,500
	ISS A/S	367,819	10,573
	Jyske Bank A/S (Registered)	105,170	10,558
*	ALK-Abello A/S	319,184	9,261
	Sydbank A/S	123,623	9,159
	Royal Unibrew A/S	120,672	9,026
*	Zealand Pharma A/S	171,472	8,872
	ROCKWOOL A/S Class B	194,329	8,516
*	Demant A/S	205,566	7,788
	FLSmidth & Co. A/S	117,926	6,937
*	Bavarian Nordic A/S	188,895	6,837
	Alm Brand A/S	1,770,207	4,883
	Ambu A/S Class B	331,706	4,842
*,2	GN Store Nord A/S	317,023	4,542
*,1	Netcompany Group A/S	102,528	3,760
	Chemometec A/S	41,136	3,175
	H Lundbeck A/S	576,028	3,001
	Schouw & Co. A/S	29,378	2,767
[2]	TORM plc Class A	137,756	2,539
	D/S Norden A/S	44,625	1,552
	UIE plc	29,879	1,334
[1]	Scandinavian Tobacco Group A/S	101,539	1,329
*	Dfds A/S	69,117	1,241
*	NTG Nordic Transport Group A/S	39,536	1,185
	H Lundbeck A/S Class A	196,499	879
[2]	Gubra A/S	11,719	653
			963,057
Finland (1.6%)
	Nordea Bank Abp	5,654,691	82,562
	Sampo OYJ Class A (XHEL)	5,260,123	56,460
	Nokia OYJ	12,215,598	49,783
	Kone OYJ Class B	759,956	46,668
	Nordea Bank Abp (XHEL)	2,355,093	34,365
	UPM-Kymmene OYJ	1,257,253	32,585
	Wartsila OYJ Abp	1,104,727	30,522
	Metso OYJ	1,676,754	21,059
	Orion OYJ Class B	254,393	20,366
	Fortum OYJ	1,023,234	18,772
	Elisa OYJ	340,854	17,538
	Neste OYJ	998,666	15,762
	Stora Enso OYJ Class R	1,421,817	14,630
	Kesko OYJ Class B	642,812	13,981
	Konecranes OYJ	157,080	13,090
	Valmet OYJ	344,221	12,420
	Huhtamaki OYJ	211,501	7,280
	Mandatum OYJ	978,027	6,634
	Hiab OYJ	87,885	5,998
	Kemira OYJ	274,871	5,850

		Shares	Market Value ($000)
	Sampo OYJ Class A	534,099	5,719
*	Kojamo OYJ	367,120	4,659
	Kalmar OYJ Class B	88,737	4,004
	TietoEVRY OYJ (XHEL)	204,543	3,521
	Outokumpu OYJ	806,000	3,033
*	QT Group OYJ	43,265	2,977
[2]	Nokian Renkaat OYJ	300,628	2,699
[1]	Terveystalo OYJ	182,567	2,236
	Sanoma OYJ	158,502	1,833
	Revenio Group OYJ	52,533	1,573
	Metsa Board OYJ Class B	340,451	1,252
	Tokmanni Group Corp.	113,948	1,116
*	YIT OYJ	320,603	1,111
	Citycon OYJ	198,796	855
	Finnair OYJ	207,677	681
	TietoEVRY OYJ	38,768	671
			544,265
France (15.6%)
	Schneider Electric SE	1,320,714	341,792
	LVMH Moet Hennessy Louis Vuitton SE	621,494	333,625
	TotalEnergies SE	4,959,287	294,906
	Airbus SE	1,423,959	286,294
	Safran SA	847,110	279,336
	Sanofi SA	2,614,243	234,682
	BNP Paribas SA	2,438,970	222,381
	EssilorLuxottica SA	702,309	208,835
	AXA SA	4,239,156	205,892
	Hermes International SCA	82,928	202,799
	Vinci SA	1,215,922	168,902
*	Air Liquide SA Loyalty Shares	837,654	164,797
*	L'Oreal SA Loyalty Shares	303,570	134,325
	Cie de Saint-Gobain SA	1,101,488	126,359
	Danone SA	1,543,125	126,284
	L'Oreal SA (XPAR)	254,557	112,637
	Societe Generale SA	1,747,712	111,554
	Air Liquide SA (XPAR)	566,292	111,410
	Legrand SA	614,282	90,734
	Orange SA	5,071,640	77,145
	Cie Generale des Etablissements Michelin SCA	1,686,217	59,990
	Thales SA	217,536	58,516
	Capgemini SE	375,247	55,865
	Dassault Systemes SE	1,608,186	52,831
*	Engie SA Loyalty Shares	2,342,346	52,652
	Publicis Groupe SA	554,381	50,660
	Veolia Environnement SA	1,472,378	49,897
	Pernod Ricard SA	464,919	47,779
	Kering SA	170,806	41,941
	Credit Agricole SA	2,263,340	41,656
	Engie SA (XPAR)	1,842,199	41,409
	STMicroelectronics NV	1,566,537	39,812
[1]	Euronext NV	211,550	34,100
	Accor SA	537,620	27,249
	Bureau Veritas SA	796,347	24,524
*	Unibail-Rodamco-Westfield	234,367	22,719
	Eiffage SA	167,519	22,487
	Eurofins Scientific SE	274,719	21,039
	SPIE SA	352,397	20,739
*	Alstom SA	862,960	20,242
	Carrefour SA	1,353,342	19,395
	Klepierre SA	504,262	19,249
	Bouygues SA	455,342	18,749
	Renault SA	454,212	16,806
	Edenred SE	583,745	16,671
	Rexel SA	539,861	16,317
	Gaztransport Et Technigaz SA	84,536	15,900
	Technip Energies NV	357,167	15,423
	BioMerieux	106,039	15,173
	Getlink SE	836,464	15,170
	SCOR SE	420,469	13,698

		Shares	Market Value ($000)
	Sartorius Stedim Biotech	67,544	13,497
	Dassault Aviation SA	43,009	13,391
	Teleperformance SE	130,272	12,700
	Nexans SA	86,882	12,487
	Gecina SA	124,402	12,225
	Elis SA	437,175	12,053
	Aeroports de Paris SA	94,418	11,460
[1]	Amundi SA	140,462	10,380
	Ipsen SA	84,611	9,970
	Arkema SA	145,505	9,895
	Bollore SE	1,685,973	9,725
	Covivio SA	130,180	8,428
	FDJ UNITED	251,052	7,831
	Vallourec SACA	398,827	7,454
	Sopra Steria Group	33,612	7,242
[1]	Ayvens SA	593,462	6,377
*	Sodexo SA ACT Loyalty Shares	103,308	6,144
*	Vivendi SE	1,601,044	6,069
	SES SA	879,720	6,050
	Rubis SCA	188,436	5,967
[1,2]	Verallia SA	181,726	5,847
	Alten SA	70,488	5,729
	Wendel SE	59,897	5,613
	Valeo SE	508,249	5,529
	Sodexo SA (XPAR)	89,612	5,330
	Coface SA	254,260	4,727
*	Forvia SE	336,782	4,282
	VusionGroup	16,514	4,245
	Pluxee NV	201,737	4,091
	Virbac SACA	10,236	4,054
*	Eurazeo SE Prime DE Fidelite	64,872	3,807
	IPSOS SA	84,204	3,781
*	Air France-KLM	284,943	3,740
*	ID Logistics Group SACA	7,220	3,624
	Trigano SA	19,569	3,337
	Remy Cointreau SA	54,793	3,253
	ARGAN SA	39,376	2,955
	Societe BIC SA	48,098	2,925
	JCDecaux SE	176,799	2,907
	Mercialys SA	221,283	2,736
*	SOITEC	61,788	2,676
*	Carmila SA	135,718	2,666
	ICADE	108,832	2,586
*	Engie SA Prime de fidelite 2026	112,536	2,530
*	SEB SA Loyalty Shares	33,834	2,471
*	Ubisoft Entertainment SA	232,145	2,448
	Vicat SACA	37,411	2,423
*,1,2	Worldline SA	587,754	2,141
	SEB SA (XPAR)	29,190	2,132
	Interparfums SA	56,298	2,067
	Antin Infrastructure Partners SA	136,800	1,998
	Opmobility	128,379	1,966
	Imerys SA	78,644	1,936
	Television Francaise 1 SA	200,110	1,913
	Altarea SCA	15,100	1,864
	Metropole Television SA	120,829	1,765
	Eurazeo SE (XPAR)	27,039	1,587
*	Nexity SA	118,539	1,545
	Mersen SA	52,553	1,439
	Derichebourg SA	199,061	1,309
[2]	Wavestone	18,166	1,202
	Quadient SA	64,911	1,193
*	Viridien	17,132	1,139
[2]	Eramet SA	20,464	1,132
*	Lisi SA Prime de fidelite	19,914	1,076
	Planisware SA	42,370	1,026
	Peugeot Invest SA	11,823	1,021
*,1	Elior Group SA	308,384	916
*,1,2	X-Fab Silicon Foundries SE	125,794	915
	GL Events SACA	23,714	818

		Shares	Market Value ($000)
*,2	Eutelsat Communications SACA	223,342	799
	Fnac Darty SA	23,570	798
*	Etablissements Maurel et Prom SA	125,822	773
*,2	Voltalia SA (Registered)	90,681	767
	Beneteau SACA	82,044	762
*	Forvia SE (XPAR)	55,022	709
	LISI SA (XPAR)	13,086	707
	Exosens SAS	14,241	665
	Equasens	11,740	644
	Lagardere SA	24,767	580
	Esso SA Francaise	5,085	559
	Manitou BF SA	24,547	542
*	Clariane SE	96,155	499
*	OVH Groupe SA	38,546	464
*	Emeis SA	25,867	402
*	Exail Technologies SA	2,826	382
*	Eurazeo SE	6,056	355
*	Sodexo SA (Loyalty Line 2025)	4,139	246
*,1	Aramis Group SAS	36,824	225
			5,137,982
Germany (14.4%)
	SAP SE	2,505,153	716,362
	Siemens AG (Registered)	1,789,152	455,703
	Allianz SE (Registered)	941,126	371,912
	Deutsche Telekom AG (Registered)	8,021,456	287,697
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	318,613	208,587
	Rheinmetall AG	104,144	206,153
*	Siemens Energy AG	1,548,133	179,241
	Deutsche Bank AG (Registered)	4,425,313	145,754
	Deutsche Boerse AG	448,245	129,716
	Infineon Technologies AG	3,168,028	124,450
	BASF SE	2,176,283	106,658
	Mercedes-Benz Group AG	1,840,094	104,187
	Deutsche Post AG	2,308,169	103,419
	E.ON SE	5,405,389	98,612
	adidas AG	406,432	77,681
	Commerzbank AG	2,043,935	74,534
	Bayer AG (Registered)	2,396,229	74,527
	Heidelberg Materials AG	306,696	70,753
	RWE AG	1,621,370	66,517
	Bayerische Motoren Werke AG (XETR)	694,195	66,054
	Daimler Truck Holding AG	1,214,361	59,073
	MTU Aero Engines AG	131,156	56,575
	Vonovia SE	1,707,504	52,993
	Fresenius SE & Co. KGaA	1,002,895	47,869
	Hannover Rueck SE	146,348	44,394
	Merck KGaA	315,290	39,406
[1]	Siemens Healthineers AG	721,838	38,880
	Symrise AG	323,804	29,352
	Beiersdorf AG	230,290	28,616
*	Covestro AG	413,309	28,010
	Fresenius Medical Care AG	510,846	25,911
	GEA Group AG	357,870	25,706
	QIAGEN NV	515,372	25,555
[1]	Scout24 SE	171,453	22,913
	Continental AG	263,641	22,518
	Nemetschek SE	137,933	20,551
	Talanx AG	146,215	19,380
	Brenntag SE	297,994	18,487
	Henkel AG & Co. KGaA (XTER)	233,725	16,620
*,1	Zalando SE	568,174	16,567
	Knorr-Bremse AG	161,028	16,071
	Hensoldt AG	146,526	16,060
*,1	Delivery Hero SE	534,592	15,955
	CTS Eventim AG & Co. KGaA	139,646	15,769
	LEG Immobilien SE (XETR)	180,955	14,363
	thyssenkrupp AG	1,197,072	13,856
	RENK Group AG	172,344	13,379
	Deutsche Lufthansa AG (Registered)	1,458,131	12,503

		Shares	Market Value ($000)
	Evonik Industries AG	604,466	12,004
	KION Group AG	172,889	10,628
*	TUI AG	1,091,777	9,850
	Rational AG	12,350	9,534
	Bilfinger SE	86,703	9,328
	Freenet AG	286,626	9,296
	Bechtle AG	199,875	8,675
*,1	Auto1 Group SE	266,896	8,001
	HOCHTIEF AG	36,638	7,983
	Volkswagen AG	71,637	7,640
*	Nordex SE	307,525	7,549
[2]	Aurubis AG	73,550	7,336
	K&S AG (Registered)	432,594	6,544
*	Fraport AG Frankfurt Airport Services Worldwide	87,910	6,542
	TAG Immobilien AG	405,775	6,524
*	Aroundtown SA	1,721,583	6,208
*	IONOS Group SE	121,396	5,757
	flatexDEGIRO AG	186,165	5,627
	LANXESS AG	200,416	5,504
[2]	Puma SE	252,120	5,329
[2]	Traton SE	150,886	5,162
	United Internet AG (Registered)	170,195	4,878
	Krones AG	32,400	4,798
	HUGO BOSS AG	101,483	4,726
[2]	Carl Zeiss Meditec AG (Bearer)	84,621	4,666
	AIXTRON SE	275,297	4,636
[1]	DWS Group GmbH & Co. KGaA	74,152	4,441
	Gerresheimer AG	84,475	4,165
*,1,2	Redcare Pharmacy NV	37,001	4,096
	Stroeer SE & Co. KGaA	75,606	4,063
*	HelloFresh SE	369,099	3,884
	Fielmann Group AG	55,953	3,545
	RTL Group SA	88,444	3,486
	FUCHS SE	94,038	3,307
*,1	TeamViewer SE	317,537	3,247
[2]	Wacker Chemie AG	42,431	3,158
	Duerr AG	118,884	3,056
	Kontron AG	93,195	3,007
	Deutsche Wohnen SE	117,275	2,975
	Atoss Software SE	21,803	2,925
	Hornbach Holding AG & Co. KGaA	24,502	2,881
	Deutz AG	321,026	2,815
*,2	Evotec SE	350,252	2,798
	Schaeffler AG	482,260	2,788
[1]	Befesa SA	92,542	2,775
	Sixt SE (XETR)	26,578	2,756
[2]	ProSiebenSat.1 Media SE	298,147	2,718
	Eckert & Ziegler SE	35,204	2,678
	Jenoptik AG	121,217	2,569
*,1,2	Covestro AG (XTER)	36,129	2,489
	Vossloh AG	23,597	2,314
	Schott Pharma AG & Co. KGaA	83,921	2,265
*	Hypoport SE	10,210	2,179
	Grand City Properties SA	169,124	2,132
[1]	Deutsche Pfandbriefbank AG	326,818	2,035
	Wacker Neuson SE	68,080	1,781
	Stabilus SE	61,189	1,754
	KWS Saat SE & Co. KGaA	24,195	1,723
	CANCOM SE	58,387	1,710
*	CECONOMY AG	326,570	1,650
	Pfeiffer Vacuum Technology AG	8,815	1,564
[2]	Suedzucker AG	136,416	1,562
[2]	PNE AG	88,106	1,519
	Elmos Semiconductor SE	14,671	1,464
	Salzgitter AG	54,416	1,411
	Dermapharm Holding SE	36,346	1,392
	Springer Nature AG & Co. KGaA	63,895	1,368
[2]	1&1 AG	63,313	1,331
	Norma Group SE	74,591	1,328
	GRENKE AG	64,410	1,312

		Shares	Market Value ($000)
	Indus Holding AG	45,092	1,218
[2]	Siltronic AG	25,547	1,105
[2]	Nagarro SE	16,578	1,048
	Adtran Networks SE	41,927	990
	Kloeckner & Co. SE	132,478	966
[2]	Secunet Security Networks AG	3,761	935
*	Douglas AG	78,431	934
	PATRIZIA SE	97,482	870
	Energiekontor AG	15,281	859
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	68,358	815
	GFT Technologies SE	39,116	810
	Wuestenrot & Wuerttembergische AG	47,510	760
[2]	Deutsche Beteiligungs AG	26,990	750
*,2	SMA Solar Technology AG	30,549	699
	Adesso SE	7,181	664
[2]	Verbio SE	47,663	618
	Deutsche EuroShop AG	26,795	576
*	SGL Carbon SE	135,564	531
	STRATEC SE	15,038	475
	AlzChem Group AG	2,604	441
	Takkt AG	51,925	319
*,2	BayWa AG	25,937	288
			4,737,661
Ireland (0.5%)
	AIB Group plc	4,997,003	39,420
	Kerry Group plc Class A	401,961	37,129
	Bank of Ireland Group plc	2,388,044	32,024
	Kingspan Group plc	373,979	31,037
	Glanbia plc (XDUB)	431,193	6,265
	Cairn Homes plc (XDUB)	1,407,327	3,493
	Dalata Hotel Group plc	436,700	3,175
*,3	Irish Bank Resolution Corp. Ltd.	2,503,596	—
			152,543
Italy (5.2%)
	UniCredit SpA	3,798,886	279,498
	Intesa Sanpaolo SpA	38,192,400	230,119
	Enel SpA	18,906,647	166,724
	Ferrari NV	290,446	127,363
	Generali	2,360,282	88,052
	Eni SpA	5,009,549	85,500
	Prysmian SpA	697,576	55,711
	Leonardo SpA	980,385	52,846
	Banco BPM SpA	3,580,691	45,665
	BPER Banca SpA	3,380,355	33,264
	Terna - Rete Elettrica Nazionale	3,408,982	32,985
	Mediobanca Banca di Credito Finanziario SpA	1,444,986	31,813
	FinecoBank Banca Fineco SpA	1,490,956	31,748
	Stellantis NV	3,544,315	31,279
	Moncler SpA	546,875	29,166
	Snam SpA	5,012,902	29,051
[1]	Poste Italiane SpA	1,105,270	23,879
	Unipol Assicurazioni SpA	915,710	18,367
	Banca Monte dei Paschi di Siena SpA	2,129,975	18,133
	Lottomatica Group SpA	612,678	16,515
	Tenaris SA	880,646	15,381
	Recordati Industria Chimica e Farmaceutica SpA	263,575	15,117
	Stellantis NV (XNYS)	1,684,979	14,826
*,2	Telecom Italia SpA (MTAA)	26,044,891	11,968
[2]	Italgas SpA	1,404,033	11,650
	Buzzi SpA	193,239	10,091
	Iveco Group NV	464,690	9,605
[1]	Infrastrutture Wireless Italiane SpA	794,787	9,396
	Davide Campari-Milano NV	1,360,588	9,372
	A2A SpA	3,803,214	9,268
	Banca Mediolanum SpA	524,403	9,250
	Brunello Cucinelli SpA	82,472	9,249
	Azimut Holding SpA	263,098	8,943
	Reply SpA	54,113	8,476
	Saipem SpA	3,138,388	8,389

		Shares	Market Value ($000)
	Hera SpA	1,900,875	8,134
	Banca Generali SpA	133,952	7,482
	Interpump Group SpA	178,635	7,329
[1]	Nexi SpA	1,203,252	6,871
[1]	Pirelli & C SpA	909,014	6,128
	De' Longhi SpA	168,181	5,516
	DiaSorin SpA	52,825	5,164
*,1	BFF Bank SpA	427,728	5,078
	Amplifon SpA	299,732	5,046
[2]	Webuild SpA (MTAA)	1,116,801	5,026
	Maire SpA	340,070	4,724
	SOL SpA	88,277	4,710
[1]	Technogym SpA	302,195	4,663
	Iren SpA	1,546,433	4,428
*	Fincantieri SpA	224,803	4,350
[2]	Banca Popolare di Sondrio SpA	269,651	3,692
	Brembo NV	350,848	3,364
[1]	Carel Industries SpA	112,278	3,050
*	Technoprobe SpA	353,963	2,904
	ERG SpA	129,828	2,813
[1]	Enav SpA	614,873	2,697
	Credito Emiliano SpA	172,434	2,614
	ACEA SpA	103,830	2,304
	Tamburi Investment Partners SpA	233,373	2,055
	Banca IFIS SpA	60,583	1,678
	Moltiply Group SpA	33,738	1,666
	Intercos SpA	123,348	1,650
	Cementir Holding NV	97,910	1,455
	El.En. SpA	109,371	1,453
[1]	RAI Way SpA	216,634	1,446
	Danieli & C Officine Meccaniche SpA (MTAA)	32,535	1,398
	Sesa SpA	17,626	1,327
	Ariston Holding NV	247,810	1,290
	Italmobiliare SpA	36,931	1,189
[2]	Sanlorenzo SpA	34,274	1,155
*,1	GVS SpA	188,089	1,055
[2]	MFE-MediaForEurope NV Class A	325,534	1,032
[2]	Piaggio & C SpA	414,521	895
*,2	Salvatore Ferragamo SpA	154,364	873
	MARR SpA	71,809	841
	MFE-MediaForEurope NV Class B	186,170	837
[2]	Tinexta SpA	48,985	809
*,2	Juventus Football Club SpA	243,576	770
	Zignago Vetro SpA	72,598	649
	Arnoldo Mondadori Editore SpA	274,651	632
	Rizzoli Corriere Della Sera Mediagroup SpA	429,507	502
[1]	Anima Holding SpA	63,176	449
	Alerion Cleanpower SpA	14,200	310
			1,724,162
Netherlands (6.2%)
	ASML Holding NV	959,145	664,757
	Prosus NV	3,111,951	177,773
	ING Groep NV	7,436,681	173,315
*,1	Adyen NV	64,702	110,974
	Wolters Kluwer NV	571,354	88,993
	Koninklijke Ahold Delhaize NV	2,217,750	87,593
	Universal Music Group NV	2,293,669	65,982
	ASM International NV	113,311	54,849
	Heineken NV	674,491	52,942
	Koninklijke Philips NV	1,983,559	51,801
	DSM-Firmenich AG	442,994	42,563
	NN Group NV	631,704	42,536
	Koninklijke KPN NV	9,185,607	41,037
[1]	ABN AMRO Bank NV	1,248,467	36,091
	ArcelorMittal SA	1,030,941	32,141
	Akzo Nobel NV	410,236	25,763
	ASR Nederland NV	354,983	23,579
	BE Semiconductor Industries NV	171,980	23,237
	Aegon Ltd.	3,173,802	22,682

		Shares	Market Value ($000)
	EXOR NV	226,477	21,827
	Heineken Holding NV	278,130	18,771
	IMCD NV	142,316	15,599
	Randstad NV	261,886	12,447
	JDE Peet's NV	376,541	11,166
*,1	Just Eat Takeaway.com NV	445,350	10,173
[1]	CVC Capital Partners plc	514,126	9,859
*	InPost SA	618,597	8,885
	SBM Offshore NV	322,667	8,415
	Arcadis NV	167,367	8,353
	Aalberts NV	236,642	7,564
[1]	Signify NV	305,624	7,311
	Koninklijke Vopak NV	139,033	6,642
[1]	CTP NV	308,226	6,537
	Allfunds Group plc	880,797	6,099
	Koninklijke BAM Groep NV	645,073	5,632
	Van Lanschot Kempen NV	77,387	5,041
*,2	Galapagos NV	119,886	3,923
	Fugro NV	258,312	3,703
	TKH Group NV	86,755	3,569
*,1,2	Basic-Fit NV	125,017	3,529
	Eurocommercial Properties NV	102,720	3,135
	APERAM SA	101,905	2,997
	Corbion NV	140,335	2,663
	Havas NV	1,550,569	2,491
*	Flow Traders Ltd.	80,465	2,410
*	OCI NV	239,419	1,994
	Wereldhave NV	88,274	1,807
	NSI NV	38,249	939
[2]	PostNL NV	835,760	911
*	TomTom NV	132,954	800
	Sligro Food Group NV	55,657	703
	Brunel International NV	48,657	506
	Koninklijke Heijmans NV	5,395	344
	Theon International plc	8,521	259
			2,025,612
Norway (1.3%)
	DNB Bank ASA	1,983,901	50,192
	Equinor ASA	1,772,109	45,521
	Kongsberg Gruppen ASA	1,002,500	29,958
	Telenor ASA	1,530,849	23,485
	Mowi ASA	1,057,479	19,698
	Norsk Hydro ASA	3,132,060	18,564
	Aker BP ASA	747,279	17,977
	Orkla ASA	1,608,233	16,912
	Yara International ASA	395,125	14,607
	Storebrand ASA	1,006,384	14,291
	Gjensidige Forsikring ASA	448,614	11,800
	Subsea 7 SA	546,978	10,600
	SpareBank 1 Sor-Norge ASA	500,939	8,774
	Vend Marketplaces ASA Class B	229,016	8,605
	TOMRA Systems ASA	565,411	7,854
	Protector Forsikring ASA	148,457	7,248
	Salmar ASA	164,430	6,660
	Frontline plc	350,180	6,448
	Var Energi ASA	1,824,292	6,249
	Vend Marketplaces ASA	154,515	6,099
	SpareBank 1 SMN	303,456	5,639
*	Nordic Semiconductor ASA	398,397	5,416
	Bakkafrost P/F	122,331	4,886
	Borregaard ASA	228,628	4,410
	DOF Group ASA	471,744	4,319
	Veidekke ASA	257,800	4,097
	Hafnia Ltd.	643,288	3,535
[1]	Europris ASA	376,291	3,525
	TGS ASA	475,106	3,491
	Aker ASA Class A	48,966	3,371
	Leroy Seafood Group ASA	684,436	3,114
*,1	Scatec ASA	300,413	2,981

		Shares	Market Value ($000)
[1]	BW LPG Ltd.	216,482	2,878
*	Cadeler A/S	517,332	2,723
	Atea ASA	192,880	2,658
	BLUENORD ASA	55,676	2,658
	DNO ASA	1,930,535	2,636
	Hoegh Autoliners ASA	251,448	2,527
	Wallenius Wilhelmsen ASA	238,595	2,134
	Golden Ocean Group Ltd.	247,340	2,041
	Austevoll Seafood ASA	210,846	1,940
	Aker Solutions ASA	635,206	1,879
	FLEX LNG Ltd.	73,356	1,824
*,1	AutoStore Holdings Ltd.	2,522,156	1,772
[1]	Elkem ASA	688,163	1,599
	Stolt-Nielsen Ltd.	50,894	1,489
	MPC Container Ships ASA	797,453	1,466
*,1	Entra ASA	112,918	1,387
	Wilh Wilhelmsen Holding ASA Class A	25,598	1,181
*,2	NEL ASA	3,907,591	995
	Bonheur ASA	42,852	991
	BW Offshore Ltd.	174,299	587
*,2	Grieg Seafood ASA	82,353	548
*	BW Energy Ltd.	144,793	497
	Sparebanken Norge	20,371	319
*,2	Hexagon Composites ASA	182,648	302
			419,357
Poland (0.9%)
	Powszechna Kasa Oszczednosci Bank Polski SA	2,093,677	45,844
	ORLEN SA	1,419,831	31,617
	Bank Polska Kasa Opieki SA	428,280	23,257
	Powszechny Zaklad Ubezpieczen SA	1,387,366	23,254
*,1	Allegro.eu SA	1,645,097	16,137
*,1	Dino Polska SA	1,168,120	15,405
	LPP SA	3,120	13,857
	Santander Bank Polska SA	94,088	13,720
	CD Projekt SA	171,836	11,477
*	KGHM Polska Miedz SA	332,825	11,253
	Asseco Poland SA	160,869	8,679
*	mBank SA	31,900	7,543
*	PGE Polska Grupa Energetyczna SA	2,125,074	6,842
*,2	CCC SA	131,563	6,760
*,2	Zabka Group SA	1,132,040	6,254
	Alior Bank SA	221,287	5,962
*	Bank Millennium SA	1,463,017	5,690
*	Tauron Polska Energia SA	2,541,450	5,638
	Benefit Systems SA	6,183	5,601
	Grupa Kety SA	24,031	5,592
	KRUK SA	43,040	4,716
	Budimex SA	30,698	4,594
	Orange Polska SA	1,568,943	3,659
[1]	XTB SA	164,051	3,278
	Enea SA	609,378	3,079
[2]	Pepco Group NV	388,288	2,406
	Bank Handlowy w Warszawie SA	76,765	2,238
*	Cyfrowy Polsat SA	376,595	1,512
	Warsaw Stock Exchange	61,814	874
*,2	Jastrzebska Spolka Weglowa SA	132,336	828
*,2	Grupa Azoty SA	111,490	554
			298,120
Portugal (0.3%)
	EDP SA	7,257,986	31,372
	Galp Energia SGPS SA	996,111	19,021
	Banco Comercial Portugues SA Class R	22,192,664	18,223
	Jeronimo Martins SGPS SA	669,900	16,331
	EDP Renovaveis SA	752,229	8,832
	REN - Redes Energeticas Nacionais SGPS SA	922,291	3,130
	Sonae SGPS SA	1,932,933	2,789
[2]	Navigator Co. SA	525,815	1,857
	NOS SGPS SA	442,296	1,823
	CTT-Correios de Portugal SA	192,841	1,625

		Shares	Market Value ($000)
[2]	Mota-Engil SGPS SA	188,694	964
[2]	Altri SGPS SA	168,786	918
	Corticeira Amorim SGPS SA	96,004	853
	Semapa-Sociedade de Investimento e Gestao	32,828	643
			108,381
Spain (5.1%)
	Banco Santander SA	36,789,669	316,052
	Iberdrola SA (XMAD)	16,566,068	291,170
	Banco Bilbao Vizcaya Argentaria SA	13,807,838	230,291
	Industria de Diseno Textil SA	2,695,214	128,742
	Amadeus IT Group SA	1,064,594	85,480
	CaixaBank SA	8,871,629	83,467
	Ferrovial SE	1,150,077	58,956
	Telefonica SA	9,962,420	51,414
*,1	Cellnex Telecom SA	1,371,548	48,401
	Banco de Sabadell SA	13,107,904	48,380
[1]	Aena SME SA	1,687,556	45,443
	Repsol SA	2,792,921	42,346
	ACS Actividades de Construccion y Servicios SA	445,650	30,756
	Endesa SA	769,973	22,314
	Bankinter SA	1,515,622	21,634
	Redeia Corp. SA	994,210	19,274
	Merlin Properties Socimi SA	914,860	12,667
	Acciona SA	57,522	11,032
*	Grifols SA	679,512	10,125
	Mapfre SA	2,247,145	9,152
[2]	Indra Sistemas SA	211,716	8,770
	Enagas SA	530,108	7,940
	Viscofan SA	106,414	7,282
[1]	Unicaja Banco SA	2,736,657	7,190
	Naturgy Energy Group SA	223,402	7,007
	Puig Brands SA Class B	353,073	6,562
	Acerinox SA	567,497	6,549
	Fluidra SA	242,278	6,043
	Inmobiliaria Colonial Socimi SA	865,755	5,733
	Vidrala SA (XMAD)	52,250	5,625
	Sacyr SA (XMAD)	1,254,753	5,138
	Logista Integral SA	144,541	4,575
	CIE Automotive SA	135,860	4,079
[2]	Corp. ACCIONA Energias Renovables SA	127,208	3,425
	Laboratorios Farmaceuticos Rovi SA	46,493	2,870
*	Pharma Mar SA	30,237	2,756
*	Tecnicas Reunidas SA	108,165	2,664
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,721,814	2,653
	Construcciones y Auxiliar de Ferrocarriles SA	42,357	2,565
*	Solaria Energia y Medio Ambiente SA	193,787	2,492
	Elecnor SA	88,897	2,417
	Melia Hotels International SA	257,421	2,286
	Almirall SA	186,778	2,248
[1]	Neinor Homes SA	79,842	1,552
[1,2]	Gestamp Automocion SA	342,758	1,288
	Atresmedia Corp. de Medios de Comunicacion SA	217,071	1,227
[2]	Ence Energia y Celulosa SA	308,625	971
[1]	Global Dominion Access SA	223,594	859
	Prosegur Cia de Seguridad SA	237,531	703
*	Distribuidora Internacional de Alimentacion SA	21,115	691
[1]	Prosegur Cash SA	684,051	586
*	Grenergy Renovables SA	3,798	281
			1,684,123
Sweden (5.4%)
	Investor AB Class B	4,117,408	119,320
	Volvo AB Class B	3,751,688	107,748
	Atlas Copco AB Class A	6,179,624	94,106
	Assa Abloy AB Class B	2,367,796	78,351
	Skandinaviska Enskilda Banken AB Class A	3,791,694	66,326
	Sandvik AB	2,507,437	61,181
	Hexagon AB Class B	5,010,696	55,058
	Swedbank AB Class A	1,970,020	52,458
	Atlas Copco AB Class B	3,648,589	49,377

		Shares	Market Value ($000)
	Telefonaktiebolaget LM Ericsson Class B	6,643,386	48,255
	Saab AB Class B	875,095	47,600
	EQT AB	1,394,590	46,613
	Svenska Handelsbanken AB Class A	3,485,947	42,474
	Investor AB Class A (XSTO)	1,341,882	38,930
	Essity AB Class B	1,429,985	35,260
	Epiroc AB Class A	1,514,603	30,827
[1]	Evolution AB	336,021	29,893
	Alfa Laval AB	662,499	28,784
*	Boliden AB	682,089	20,878
	Tele2 AB Class B	1,329,287	20,544
	Telia Co. AB	5,580,660	19,709
	Lifco AB Class B	534,605	19,043
	SKF AB Class B	809,672	18,859
	Skanska AB Class B	804,700	18,771
	AddTech AB Class B	548,026	18,424
	Svenska Cellulosa AB SCA Class B	1,428,941	17,921
	Trelleborg AB Class B	488,174	17,738
	Securitas AB Class B	1,151,752	17,094
	Beijer Ref AB	1,006,943	16,903
	Epiroc AB Class B	935,813	16,775
	Nibe Industrier AB Class B	3,533,789	16,306
[2]	H & M Hennes & Mauritz AB Class B	1,182,954	15,936
	Indutrade AB	652,229	15,839
	Volvo AB Class A	522,765	14,988
	Nordnet AB publ	480,786	12,984
*	Swedish Orphan Biovitrum AB	448,062	12,320
	Industrivarden AB Class C	333,415	12,313
	Industrivarden AB Class A	317,712	11,755
	Sectra AB Class B	315,045	11,681
	Avanza Bank Holding AB	315,811	11,634
	AAK AB	438,025	11,268
	Castellum AB	980,497	11,162
*	Fastighets AB Balder Class B	1,653,010	11,161
	Sagax AB Class B	519,259	10,990
	Lagercrantz Group AB Class B	457,074	10,612
	Getinge AB Class B	535,399	10,568
	L E Lundbergforetagen AB Class B	179,334	8,747
	Investment AB Latour Class B	331,219	8,456
	Mycronic AB	367,171	7,967
	Holmen AB Class B	213,851	7,948
	Sweco AB Class B	492,370	7,767
	Axfood AB	257,844	7,683
[1]	Thule Group AB	259,532	7,340
	SSAB AB Class B	1,268,219	7,168
	Loomis AB	168,884	6,678
	Wihlborgs Fastigheter AB	652,886	6,416
*	Camurus AB	86,057	5,971
	Hemnet Group AB	204,445	5,888
	Hexpol AB	621,301	5,350
*	Kinnevik AB Class B	592,130	5,309
*,1	Sinch AB	1,534,694	5,269
	AddLife AB Class B	272,527	4,799
*	Asmodee Group AB Class B	373,263	4,701
	Catena AB	101,347	4,578
[1]	Bravida Holding AB	482,700	4,530
[1]	Munters Group AB	318,899	4,488
	Billerud Aktiebolag	522,529	4,437
	Husqvarna AB Class B	816,113	4,420
	Pandox AB	246,055	4,379
*,1	BoneSupport Holding AB	128,836	4,346
	Betsson AB Class B	255,889	4,333
	Fabege AB	508,467	4,259
	Elekta AB Class B	825,261	4,069
	SSAB AB Class A	698,981	4,031
	Storskogen Group AB Class B	3,420,823	3,970
	Bure Equity AB	132,927	3,924
	Wallenstam AB Class B	862,822	3,910
[1]	Dometic Group AB	771,142	3,895
	NCC AB Class B	198,069	3,750

		Shares	Market Value ($000)
	Lindab International AB	173,896	3,655
*	Embracer Group AB	350,166	3,622
	Electrolux Professional AB Class B	526,486	3,577
	Addnode Group AB	302,361	3,459
	Truecaller AB Class B	667,966	3,337
	Nyfosa AB	382,613	3,317
	Alleima AB	468,021	3,307
	AFRY AB	211,699	3,277
	Granges AB	242,568	3,253
*	HMS Networks AB	77,254	3,246
	Bufab AB	322,386	3,197
*	Electrolux AB Class B	518,944	3,161
	Hufvudstaden AB Class A	258,610	3,129
	Vitec Software Group AB Class B	80,365	3,116
	Medicover AB Class B	110,817	3,104
	Cibus Nordic Real Estate AB publ	170,827	3,027
	Clas Ohlson AB Class B	86,923	3,024
	Peab AB Class B	399,235	3,002
[1]	Scandic Hotels Group AB	360,363	2,988
*,2	Volvo Car AB Class B	1,522,275	2,911
	INVISIO AB	88,841	2,879
	Nolato AB Class B	456,719	2,702
	MIPS AB	63,630	2,697
	Vitrolife AB	180,303	2,650
*	Modern Times Group MTG AB Class B	237,968	2,446
*	NCAB Group AB	435,474	2,353
	Systemair AB	224,364	2,170
	JM AB	148,882	2,133
[2]	Svenska Handelsbanken AB Class B	107,688	2,104
*,1,2	BioArctic AB	95,867	2,099
	NP3 Fastigheter AB	78,299	2,071
[1]	Attendo AB	284,553	1,988
	Bilia AB Class A	165,626	1,946
	Arjo AB Class B	497,535	1,734
*	Sdiptech AB Class B	86,284	1,734
	Atrium Ljungberg AB Class B	530,329	1,715
	Ratos AB Class B	467,892	1,656
	Dios Fastigheter AB	245,476	1,613
	SkiStar AB	100,644	1,588
	Cloetta AB Class B	417,375	1,342
	Instalco AB	510,874	1,338
*,1	Boozt AB	149,232	1,329
	Troax Group AB	93,656	1,308
*,2	Better Collective A/S	91,032	1,283
	Skandinaviska Enskilda Banken AB Class C	69,692	1,235
*,2	Samhallsbyggnadsbolaget i Norden AB	2,414,355	1,210
*,2	Xvivo Perfusion AB	57,428	1,171
	Intea Fastigheter AB	141,127	1,099
	Platzer Fastigheter Holding AB Class B	147,384	1,050
*	Hexatronic Group AB	424,037	901
	Investment AB Oresund	69,382	897
	Sagax AB Class D	258,440	876
	MEKO AB	95,587	836
	Corem Property Group AB Class B	1,864,359	832
*	Norion Bank AB	124,444	795
	Volati AB	63,362	699
	Fagerhult Group AB	167,687	648
	AQ Group AB	23,357	476
*	Stillfront Group AB	684,206	355
*	Vimian Group AB	92,594	314
*	Samhallsbyggnadsbolaget i Norden AB Class D	298,307	239
	NCC AB Class A	4,258	82
	Husqvarna AB Class A	4,173	23
			1,762,838
Switzerland (13.8%)
	Nestle SA (Registered)	6,164,635	538,648
	Roche Holding AG	1,702,105	531,181
	Novartis AG (Registered)	4,550,718	518,268
	UBS Group AG (Registered)	7,772,340	288,851

		Shares	Market Value ($000)
	ABB Ltd. (Registered)	3,830,126	250,100
	Zurich Insurance Group AG	346,586	236,408
	Cie Financiere Richemont SA Class A (Registered)	1,289,380	210,525
	Swiss Re AG	716,674	128,286
	Lonza Group AG (Registered)	172,225	120,035
	Alcon AG	1,205,634	105,695
	Holcim AG	1,213,439	96,772
	Sika AG (Registered)	390,788	92,218
	Givaudan SA (Registered)	18,655	77,984
	Swiss Life Holding AG (Registered)	69,301	71,782
	Partners Group Holding AG	52,357	70,383
*	Amrize Ltd.	1,213,729	61,355
	Geberit AG (Registered)	79,905	61,215
	Sandoz Group AG	1,005,782	57,520
	Galderma Group AG	363,062	55,954
	Swisscom AG (Registered)	61,943	43,040
	SGS SA (Registered)	394,781	40,115
	Chocoladefabriken Lindt & Spruengli AG (Registered)	256	37,433
	Chocoladefabriken Lindt & Spruengli AG	2,498	36,747
	Schindler Holding AG (XSWX)	98,395	35,583
	Julius Baer Group Ltd.	498,286	33,716
	Logitech International SA (Registered)	363,263	33,684
	Sonova Holding AG (Registered)	119,932	32,646
	Straumann Holding AG (Registered)	263,520	32,107
	Belimo Holding AG (Registered)	23,887	27,798
	Roche Holding AG (Bearer)	79,452	26,405
	Swiss Prime Site AG (Registered)	188,584	26,083
	Baloise Holding AG (Registered)	100,823	24,164
[1]	VAT Group AG	65,728	23,017
	Kuehne & Nagel International AG (Registered)	112,821	23,002
	Accelleron Industries AG	227,781	20,747
	Helvetia Holding AG (Registered)	84,450	20,309
	PSP Swiss Property AG (Registered)	111,394	18,900
	Schindler Holding AG (Registered)	49,713	17,436
	Swissquote Group Holding SA (Registered)	26,050	17,309
	Georg Fischer AG (Registered)	190,092	14,871
	EMS-Chemie Holding AG (Registered)	16,780	13,202
	Flughafen Zurich AG (Registered)	46,036	12,975
	SIG Group AG	795,556	12,871
[1]	Galenica AG	121,212	12,864
	Adecco Group AG (Registered)	390,882	12,308
	Temenos AG (Registered)	135,893	12,155
	Swatch Group AG (Bearer)	68,672	12,145
	Avolta AG	212,913	11,068
	BKW AG	47,973	10,711
	Siegfried Holding AG (Registered)	94,637	10,581
[2]	Barry Callebaut AG (Registered)	8,575	10,443
	Allreal Holding AG (Registered)	35,721	8,080
	Cembra Money Bank AG	71,702	8,047
	Sulzer AG (Registered)	41,640	8,012
	Banque Cantonale Vaudoise (Registered)	68,059	7,876
	Bucher Industries AG (Registered)	15,886	7,502
	VZ Holding AG	35,126	7,434
	dormakaba Holding AG	7,362	7,107
	EFG International AG	356,093	7,058
	Mobimo Holding AG (Registered)	17,437	6,829
	Burckhardt Compression Holding AG	7,478	6,660
	Bachem Holding AG	77,086	6,494
	Tecan Group AG (Registered)	30,979	6,134
	Valiant Holding AG (Registered)	38,252	6,021
	DKSH Holding AG	85,484	5,911
	Kardex Holding AG (Registered)	14,566	5,609
	Sunrise Communications AG Class A	102,446	5,458
	SFS Group AG	40,884	5,283
*	Aryzta AG	55,950	5,251
	Clariant AG (Registered)	510,869	5,243
	Landis & Gyr Group AG	62,251	5,083
	Inficon Holding AG (Registered)	41,815	5,031
	Huber & Suhner AG (Registered)	36,187	4,832
	Vontobel Holding AG (Registered)	65,712	4,791

		Shares	Market Value ($000)
	Emmi AG (Registered)	5,070	4,615
	Interroll Holding AG (Registered)	1,630	4,590
	Comet Holding AG (Registered)	17,831	4,489
	Ypsomed Holding AG (Registered)	9,301	4,450
	Swatch Group AG (Registered)	120,272	4,381
	ALSO Holding AG (Registered)	13,687	4,134
	St. Galler Kantonalbank AG (Registered)	6,751	4,119
	Stadler Rail AG	132,719	3,507
	Daetwyler Holding AG	17,966	3,200
*	ams-OSRAM AG	239,619	3,158
	Bossard Holding AG (Registered) Class A	13,398	2,840
	SKAN Group AG	29,886	2,741
[1]	Medacta Group SA	15,044	2,729
	Implenia AG (Registered)	36,609	2,464
	Intershop Holding AG	13,272	2,457
*,1	Montana Aerospace AG	65,699	2,288
*,1	Sensirion Holding AG	22,505	2,230
	OC Oerlikon Corp. AG Pfaffikon (Registered)	450,445	2,201
	Forbo Holding AG (Registered)	2,281	2,164
*	u-blox Holding AG	17,102	2,130
*	Basilea Pharmaceutica Ag Allschwil (Registered)	28,846	2,046
	Zehnder Group AG	21,257	1,873
[2]	Softwareone Holding AG (XSWX)	219,125	1,788
	Bystronic AG	3,508	1,736
	Bell Food Group AG (Registered)	4,704	1,489
	COSMO Pharmaceuticals NV	20,177	1,447
	Cie Financiere Tradition SA	4,379	1,268
*	Komax Holding AG (Registered)	9,203	1,260
*,1	Medartis Holding AG	10,888	1,146
	Vetropack Holding AG (Registered)	30,747	1,134
	Autoneum Holding AG	5,990	1,063
	Softwareone Holding AG	129,924	1,062
[2]	Schweiter Technologies AG	2,240	1,034
*	LEM Holding SA (Registered)	1,116	907
*,1	PolyPeptide Group AG	30,218	840
[1]	Medmix AG	55,184	807
	Arbonia AG	118,922	805
	VP Bank AG Class A	8,136	777
	APG SGA SA	2,699	753
[2]	Rieter Holding AG (Registered)	6,820	520
*,2	PIERER Mobility AG	22,449	446
[2]	Leonteq AG	17,191	375
	Burkhalter Holding AG	1,617	291
			4,525,115
United Kingdom (23.5%)
	AstraZeneca plc	3,652,478	532,866
	HSBC Holdings plc	42,984,696	523,681
	Shell plc (XLON)	13,384,747	480,955
	Unilever plc (XLON)	5,997,532	347,979
	Rolls-Royce Holdings plc	20,666,620	293,321
	British American Tobacco plc	4,715,794	252,660
	RELX plc	4,482,498	232,915
	BP plc	38,841,864	208,203
	GSK plc	9,855,686	181,285
	BAE Systems plc	7,325,933	174,801
	Barclays plc	34,756,039	169,888
	National Grid plc	11,906,020	167,304
	Lloyds Banking Group plc	146,611,711	150,343
	London Stock Exchange Group plc	1,231,398	150,101
	Rio Tinto plc	2,518,758	150,016
	Compass Group plc	4,133,494	145,249
	NatWest Group plc	19,092,499	132,532
	Diageo plc	5,421,835	131,412
	3i Group plc	2,295,985	125,457
	Reckitt Benckiser Group plc	1,661,012	124,486
	Experian plc	2,234,843	117,755
*	Glencore plc	26,107,683	104,779
	Haleon plc	21,966,971	103,040
	Tesco plc	15,952,456	89,628

		Shares	Market Value ($000)
	Standard Chartered plc	4,622,854	82,874
	Prudential plc (XLON)	6,339,419	80,423
	Imperial Brands plc	1,883,391	73,413
	Anglo American plc	2,594,113	72,993
	Ashtead Group plc	1,045,459	69,848
	SSE plc	2,695,913	66,083
	Aviva plc	7,405,021	63,269
	Smurfit WestRock plc	1,267,933	56,954
	Vodafone Group plc	47,308,927	51,292
	Coca-Cola Europacific Partners plc	522,049	51,232
	Legal & General Group plc	14,061,324	47,570
	Next plc	280,469	45,526
	Shell plc	1,191,185	42,926
	InterContinental Hotels Group plc	356,916	41,060
	Halma plc	912,576	39,048
	Sage Group plc	2,362,021	37,926
	BT Group plc	13,712,193	37,448
	Informa plc	3,190,252	36,481
	Smith & Nephew plc	2,138,109	32,677
	Rentokil Initial plc	6,104,889	30,454
	Segro plc	3,274,573	27,908
	Admiral Group plc	610,751	27,530
	International Consolidated Airlines Group SA	5,487,697	27,420
	Centrica plc	12,227,456	26,579
*	Coca-Cola HBC AG	488,195	25,373
	Smiths Group plc	815,364	25,257
	Intertek Group plc	387,292	25,182
	United Utilities Group plc	1,663,523	24,833
[1]	Auto Trader Group plc	2,125,051	23,460
	Bunzl plc	790,429	23,458
	Diploma plc	325,031	23,009
	Marks & Spencer Group plc	4,981,239	22,877
	Pearson plc	1,607,060	22,725
	Severn Trent plc	645,462	22,635
*	Wise plc Class A	1,694,096	22,631
	Weir Group plc	630,291	22,143
	St. James's Place plc	1,263,444	21,745
	Melrose Industries plc (XLON)	3,074,113	20,755
	Associated British Foods plc	716,140	20,736
	Antofagasta plc	826,918	20,393
	Rightmove plc	1,886,795	20,361
	M&G plc	5,708,463	19,648
	Entain plc	1,452,727	19,508
	Intermediate Capital Group plc	660,175	18,902
	IMI plc	609,462	17,805
	Beazley plc	1,500,977	17,686
	Whitbread plc	429,214	17,242
	Games Workshop Group plc	79,834	17,105
	J Sainsbury plc	4,234,269	16,931
	Barratt Redrow plc	3,314,990	16,324
	Phoenix Group Holdings plc	1,806,024	15,794
	Kingfisher plc	4,313,532	15,338
	Howden Joinery Group plc	1,324,720	15,336
	DCC plc	240,053	15,035
	Spirax Group plc	178,034	14,878
*	Burberry Group plc	869,789	14,754
	Mondi plc	1,063,206	14,373
	WPP plc	2,627,036	14,224
	Hiscox Ltd.	816,124	13,895
	Land Securities Group plc	1,806,004	13,735
	LondonMetric Property plc	5,376,423	13,531
	Endeavour Mining plc	425,363	12,903
	Spectris plc	238,060	12,500
[1]	ConvaTec Group plc	4,010,461	12,356
	IG Group Holdings plc	819,956	12,210
	Croda International plc	337,115	11,603
	Aberdeen Group Plc	4,380,015	11,558
	Taylor Wimpey plc	8,527,596	11,474
	Persimmon plc	759,899	11,458
	Berkeley Group Holdings plc	231,403	11,129

		Shares	Market Value ($000)
	Tritax Big Box REIT plc	5,948,136	11,064
	British Land Co. plc	2,366,224	10,875
	Investec plc	1,416,799	10,480
	UNITE Group plc	1,006,133	9,920
	Hikma Pharmaceuticals plc	374,261	9,674
*	Carnival plc	351,589	9,567
	Johnson Matthey plc	404,807	9,432
	Schroders plc	1,804,466	9,275
	Bellway plc	278,373	9,111
	Cranswick plc	126,363	8,850
	Rotork plc	2,051,555	8,800
	ITV plc	8,100,839	8,787
	Balfour Beatty plc	1,226,493	8,765
	Babcock International Group plc	616,678	8,455
	RS Group plc	1,144,750	8,424
	Fresnillo plc	450,464	8,306
	TBC Bank Group plc	129,227	8,260
	Inchcape plc	878,631	8,132
	Drax Group plc	858,792	8,021
	Lion Finance Group plc	78,739	7,894
	Plus500 Ltd.	171,955	7,632
	QinetiQ Group plc	1,159,950	7,605
[2]	Pennon Group plc	1,141,005	7,538
	Shaftesbury Capital plc	3,599,811	7,502
	TP ICAP Group plc	1,838,628	7,422
[1]	Quilter plc	3,219,068	7,193
	Just Group plc	2,494,624	6,938
	B&M European Value Retail SA	2,336,647	6,907
	JD Sports Fashion plc	6,068,547	6,812
	Serco Group plc	2,469,840	6,806
	Softcat plc	313,816	6,750
	Derwent London plc	262,341	6,668
	OSB Group plc	885,868	6,480
	Morgan Sindall Group plc	104,233	6,324
	Tate & Lyle plc	891,707	6,296
	Man Group plc	2,829,424	6,145
*,1	Deliveroo plc	2,628,390	6,144
*	Vistry Group plc	786,988	6,031
*	Ocado Group plc	1,432,681	5,938
	easyJet plc	907,208	5,883
	Paragon Banking Group plc	471,773	5,626
	Big Yellow Group plc	452,255	5,576
	International Workplace Group plc	1,845,997	5,386
	Canal & SA France (XLON)	1,660,087	5,251
	Genus plc	159,934	5,238
	Dunelm Group plc	326,291	5,234
	Hill & Smith plc	193,917	5,219
	AJ Bell plc	725,269	5,137
	Baltic Classifieds Group plc	1,083,608	5,127
	Mitie Group plc	2,748,526	5,097
	Assura plc	7,727,646	5,089
	Grafton Group plc GDR	422,585	4,954
	Greggs plc	236,907	4,926
	Sirius Real Estate Ltd.	3,571,504	4,903
	Lancashire Holdings Ltd.	586,054	4,839
	Computacenter plc	159,714	4,827
[1]	JTC plc	379,686	4,694
	Grainger plc	1,731,402	4,681
	Chemring Group plc	639,508	4,631
	Safestore Holdings plc	521,143	4,621
	Coats Group plc	4,571,942	4,459
	Hammerson plc	1,135,667	4,438
	SSP Group plc	1,903,427	4,278
	Telecom Plus plc	175,187	4,268
	Great Portland Estates plc	937,481	4,194
	WH Smith plc	310,409	4,190
	Savills plc	323,935	4,180
	Volution Group plc	465,482	4,126
	Energean plc	337,575	4,074
	Firstgroup plc	1,367,444	4,069

		Shares	Market Value ($000)
[1]	Bridgepoint Group plc	939,065	4,049
	Premier Foods plc	1,572,950	3,998
	Primary Health Properties plc	3,122,336	3,955
*	Currys plc	2,468,894	3,674
*,1	Trainline plc	1,013,986	3,641
[1]	Airtel Africa plc	1,342,992	3,615
	Greencore Group plc	1,053,516	3,577
	Bodycote plc	425,818	3,574
	Harbour Energy plc	1,354,588	3,562
	Travis Perkins plc	492,865	3,531
	Spirent Communications plc	1,370,900	3,525
	Rathbones Group plc	138,100	3,482
*	Helios Towers plc	2,161,916	3,389
	Pets at Home Group plc	1,108,867	3,340
	Renishaw plc	82,998	3,254
	Elementis plc	1,417,037	3,243
	Hays plc	3,837,992	3,226
	Breedon Group plc	676,318	3,224
	Oxford Instruments plc	133,896	3,201
	4imprint Group plc	66,725	3,161
	MONY Group plc	1,186,479	3,139
	Supermarket Income REIT plc	2,960,677	3,116
	Genuit Group plc	600,206	3,083
	Clarkson plc	66,095	3,010
	Dowlais Group plc	3,179,856	2,938
	Keller Group plc	167,894	2,933
	IntegraFin Holdings plc	611,313	2,894
	Playtech plc	546,671	2,869
*,2	Oxford Nanopore Technologies plc	1,050,913	2,817
*,1	Trustpilot Group plc	846,601	2,792
	Hochschild Mining plc	757,328	2,783
	Domino's Pizza Group plc	867,671	2,747
	Pagegroup plc	756,863	2,647
	Bytes Technology Group plc (XLON)	533,974	2,576
*,1	Watches of Switzerland Group plc	553,612	2,546
	Senior plc	952,432	2,538
	Ashmore Group plc	1,065,607	2,456
*	Mitchells & Butlers plc	629,408	2,294
*	Frasers Group plc	253,385	2,294
	Future plc	244,368	2,285
	Zigup plc	496,070	2,196
	Moonpig Group plc	761,996	2,154
	Hilton Food Group plc	189,770	2,128
	C&C Group plc	907,719	2,121
	Morgan Advanced Materials plc	689,862	2,111
	AG Barr plc	230,871	2,097
	Vesuvius plc	446,426	2,095
[2]	Diversified Energy Co. plc	130,293	1,954
*	Close Brothers Group plc	365,848	1,944
	Kainos Group plc	195,108	1,904
*	Molten Ventures plc	405,250	1,895
	Victrex plc	208,584	1,888
[1]	Ibstock plc	948,391	1,877
	J D Wetherspoon plc	184,812	1,832
[1]	Spire Healthcare Group plc	629,536	1,802
	Jupiter Fund Management plc	1,003,027	1,705
	Workspace Group plc	320,429	1,680
[1]	Petershill Partners plc	533,081	1,650
*	IP Group plc	2,129,564	1,572
	Wickes Group plc	527,659	1,541
	Ninety One plc	620,854	1,539
	Dr. Martens plc	1,416,888	1,511
	Marshalls plc	549,473	1,499
*,2	Alphawave IP Group plc	658,094	1,498
*	Auction Technology Group plc	217,475	1,412
	RHI Magnesita NV	43,844	1,380
	Picton Property Income Ltd.	1,323,589	1,371
	Crest Nicholson Holdings plc	545,217	1,312
	NCC Group plc	657,736	1,305
[1]	Bakkavor Group plc	416,548	1,290

		Shares	Market Value ($000)
	Ithaca Energy plc	424,768	976
*	PureTech Health plc	515,701	973
	Rank Group plc	423,859	876
*	AO World plc	708,696	869
	Essentra plc	535,444	739
[1]	CMC Markets plc	243,347	729
*,2	Raspberry PI Holdings plc	132,095	719
*,2	THG plc	1,593,428	635
*,1,2	Aston Martin Lagonda Global Holdings plc	657,236	605
	Liontrust Asset Management plc	121,889	572
*	Mobico Group plc	1,175,495	562
*,2	ASOS plc	129,133	528
*,2	Tullow Oil plc	2,789,981	526
	PZ Cussons plc	560,112	519
*,3	John Wood Group plc	1,570,528	382
	FDM Group Holdings plc	212,041	340
	CLS Holdings plc	347,975	306
*,3	Home REIT plc	689,160	109
*,3	Evraz plc	1,326,266	—
*,3	NMC Health plc	157,105	—
*,1,3	Finablr plc	304,209	—
*,3	Carillion plc	1,000,411	—
			7,725,042
United States (0.0%)
*	Borr Drilling Ltd.	1,518	3
Total Common Stocks (Cost $29,524,971)			32,568,808
Preferred Stocks (0.4%)
	Volkswagen AG Preference Shares	500,637	52,350
	Henkel AG & Co. KGaA Preference Shares	397,370	30,621
	Bayerische Motoren Werke AG Preference Shares	136,432	11,928
*	Grifols SA Preference Shares Class B (XMAD)	652,268	6,987
	FUCHS SE Preference Shares	145,437	6,655
*	Telecom Italia SpA Preference Shares	11,253,506	5,795
	Sixt SE Preference Shares	47,232	3,294
	Danieli & C Officine Meccaniche SpA Preference Shares	79,499	2,585
	Draegerwerk AG & Co. KGaA Preference Shares	21,299	1,699
	Corem Property Group AB Preference Shares	24,732	618
Total Preferred Stocks (Cost $186,052)			122,532
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ (Cost $294)	19,422	395
Warrants (0.0%)
*,2,3	Webuild SpA Exp. 8/2/2030 (Cost $—)	61,413	60
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[4,5]	Vanguard Market Liquidity Fund, 4.367% (Cost $220,203)	2,202,259	220,204
Total Investments (100.1%) (Cost $29,931,520)			32,911,999
Other Assets and Liabilities—Net (-0.1%)			(37,452)
Net Assets (100%)			32,874,547
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $827,256, representing 2.5% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $149,404.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $163,726 was received for securities on loan.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index	September 2025	651	39,672	(411)
FTSE 100 Index	September 2025	218	26,268	566
MSCI Europe Index	September 2025	4,332	182,347	(667)
				(512)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/17/2025	CHF	4,647	USD	5,875	—	(118)
State Street Bank & Trust Co.	9/17/2025	EUR	184,782	USD	212,713	—	(1,153)
Citibank, N.A.	9/17/2025	EUR	7,342	USD	8,619	—	(213)
Citibank, N.A.	9/17/2025	GBP	17,225	USD	23,266	—	(506)
JPMorgan Chase Bank, N.A.	9/17/2025	GBP	1,725	USD	2,338	—	(58)
Royal Bank of Canada	9/17/2025	SEK	46,625	USD	4,900	—	(122)
UBS AG	9/17/2025	USD	98,180	CHF	79,082	224	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	6,045	DKK	39,176	33	—
Toronto-Dominion Bank	9/17/2025	USD	32,575	EUR	28,129	370	—
Toronto-Dominion Bank	9/17/2025	USD	13,949	GBP	10,354	268	—
State Street Bank & Trust Co.	9/17/2025	USD	4,407	GBP	3,248	115	—
State Street Bank & Trust Co.	9/17/2025	USD	8,349	NOK	83,957	225	—
UBS AG	9/17/2025	USD	25,847	SEK	246,441	593	—
						1,828	(2,170)
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
NOK—Norwegian krone.
SEK—Swedish krona.
USD—U.S. dollar.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $885 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	62,420	32,505,897	491	32,568,808
Preferred Stocks	—	122,532	—	122,532
Rights	—	—	395	395
Warrants	—	—	60	60
Temporary Cash Investments	220,204	—	—	220,204
Total	282,624	32,628,429	946	32,911,999
Derivative Financial Instruments
Assets
Futures Contracts[1]	566	—	—	566
Forward Currency Contracts	—	1,828	—	1,828
Total	566	1,828	—	2,394
Liabilities
Futures Contracts[1]	(1,078)	—	—	(1,078)
Forward Currency Contracts	—	(2,170)	—	(2,170)
Total	(1,078)	(2,170)	—	(3,248)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.